Revenues - Disaggregation Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Net revenues	$ 370,881	$ 428,525	$ 386,110	$ 347,652	$ 406,569	$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 1,568,856	$ 1,753,644	$ 1,627,222
Billboard Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	334,039				355,305					1,403,239	1,537,542	1,412,978
Logo Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	19,406				21,392					82,944	84,201	84,424
Transit Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	$ 17,436				$ 29,872					$ 82,673	$ 131,901	$ 129,820